UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: August 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

AUGUST 31, 2007

Legg Mason Partners

Managed Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Managed Municipals Fund

Semi-Annual Report  •  August 31, 2007

What’s

Inside

Fund Objective

The Fund seeks to maximize current interest income, which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The Fund invests at least 80% of its net assets in municipal securities.

*	Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended August 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.1% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a mere 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected.

Abrupt tightening in the credit markets and economic strains late in the fiscal period prompted action by the Federal Reserve Board (“Fed”)ii. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, 2007, after the close of the reporting period, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September 2007 meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be

Legg Mason Partners Managed Municipals Fund         I

cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended August 31, 2007, two-year Treasury yields moved from 4.65% to 4.15%. Over the same period, 10-year Treasury yields fell from 4.56% to 4.54%.

The municipal bond market lagged its taxable bond counterparts over the six months ended August 31, 2007. During that time, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned -0.57% and 1.54%, respectively. While there were no significant credit issues impacting the municipal market, it weakened late in the reporting period as investors flocked to higher quality Treasury securities.

Performance Review

For the six months ended August 31, 2007, Class A shares of the Legg Mason Partners Managed Municipals Fund, excluding sales charges, returned 0.80%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned -0.57% for the same period. The Lipper General Municipal Debt Funds Category Average1 returned -1.54% over the same time frame.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 238 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Managed Municipals Fund

Performance Snapshot as of August 31, 2007 (excluding sales charges) (unaudited)

6 Months
Managed Municipals Fund — Class A Shares	0.80%

Lehman Brothers Municipal Bond Index	-0.57%

Lipper General Municipal Debt Funds Category Average[1]	-1.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class 1 shares returned 0.84%, Class B shares returned 0.54%, Class C shares returned 0.52% and Class I shares returned 0.88% over the six months ended August 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ending August 31, 2007 for Class 1, A, B, C and I shares were 4.46%, 4.33%, 4.01%, 3.99%, and 4.69%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class 1, A, B, C and I shares would have been 4.20%, 4.33%, 3.98%, 3.99%, and 4.69%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated June 28, 2007, the gross total operating expenses for Class 1, A, B, C and I shares were 0.69%, 0.68%, 1.20%, 1.22% and 0.50%, respectively. As a result of a contractual expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.67% for Class A, 1.18% for Class B and 0.50% for Class I until July 1, 2008. As a result of a voluntary expense limitation on Class 1 shares, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will be 0.15% lower than Class A Shares total annual operating expenses. This expense limitation may be reduced or terminated at any time.

Special Shareholder Notice

Effective as of the close of business on July 27, 2007, the Fund’s Class 1 shares will be closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date will be permitted to continue to maintain their then-current Class 1 shares, but will no longer be permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 238 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Managed Municipals Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2007

IV         Legg Mason Partners Managed Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of at least one year.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Partners Managed Municipals Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2007 and held for the six months ended August 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charge(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	0.84%	$1,000.00	$1,008.40	0.57%	$2.88

Class A	0.80	1,000.00	1,008.00	0.66	3.33

Class B	0.54	1,000.00	1,005.40	1.18	5.95

Class C	0.52	1,000.00	1,005.20	1.22	6.15

Class I	0.88	1,000.00	1,008.80	0.50	2.52

(1)	For the six months ended August 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,022.27	0.57%	$2.90

Class A	5.00	1,000.00	1,021.82	0.66	3.35

Class B	5.00	1,000.00	1,019.20	1.18	5.99

Class C	5.00	1,000.00	1,019.00	1.22	6.19

Class I	5.00	1,000.00	1,022.62	0.50	2.54

(1)	For the six months ended August 31, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         3

Schedule of Investments (August 31, 2007) (unaudited)

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Face Amount	Security	Value

MUNICIPAL BONDS — 96.0%
Alabama — 0.6%
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	5.500% due 10/1/13 (a)	$5,121,693
8,880,000	5.500% due 10/1/14 (a)	9,196,217
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	1,034,030
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, Call 6/1/10 @ 102, 5.625% due 6/1/25 (b)	4,272,000

	Total Alabama	19,623,940

Alaska — 0.3%
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,682,550
5,000,000	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25	5,205,950

	Total Alaska	7,888,500

Arizona — 2.2%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
4,375,000	Refunding, Series A, 5.000% due 1/1/23	4,491,812
2,500,000	Series B, 5.000% due 1/1/31	2,540,675
	Arizona Health Facilities Authority:
1,500,000	Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, Call 11/15/09 @ 100, 6.125% due 11/15/22 (b)	1,574,595
3,000,000	Revenue, Catholic Healthcare West, Series A, Call 7/1/10 @ 101, 6.625% due 7/1/20 (b)	3,259,110
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured:
3,520,000	5.000% due 8/1/18	3,732,643
2,895,000	5.000% due 8/1/20	3,036,942
	Maricopa County, AZ:
	GO, Elementary School District:
1,000,000	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,059,390
	No. 14, Creighton School Improvement Project of 1990, Series C, FGIC-Insured:
355,000	6.500% due 7/1/08	363,041
295,000	6.500% due 7/1/08 (c)	301,803
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (c)	593,645
	MFH Revenue:
2,450,000	Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,579,164

See Notes to Financial Statements.

4         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Arizona — 2.2% (continued)
$2,125,000	Stanford Court Apartments, Series B, 6.250% due 7/1/18 (c)	$2,209,235
	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101:
14,000,000	5.625% due 1/1/19 (b)	14,719,040
3,000,000	5.625% due 1/1/29 (b)	3,154,080
750,000	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	756,990
	Phoenix, AZ:
	Civic Improvement Corp.:
1,500,000	Airport Revenue, Senior Lien, Series A, FSA-Insured, 5.000% due 7/1/25	1,517,190
	Excise Tax Revenue, Senior Lien:
2,630,000	Adams Street Garage Project B, Call 7/1/09 @ 101, 5.375% due 7/1/29 (b)	2,734,227
2,350,000	Municipal Courthouse Project A, Call 7/1/09 @ 101, 5.375% due 7/1/29 (b)	2,443,130
1,000,000	Wastewater System Revenue, FGIC-Insured, 5.000% due 7/1/24	1,021,890
1,400,000	GO, Series A, 6.250% due 7/1/17	1,648,710
950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, Series A, MBIA-Insured, Call 10/1/09 @ 102, 6.150% due 10/1/29 (b)	1,014,781
	Pima County, AZ:
260,000	IDA, Industrial Revenue Refunding, FSA-Insured, 7.250% due 7/15/10	261,648
1,000,000	USD, No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10	1,100,310
130,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	133,808
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	1,026,830
	University of Arizona, COP:
1,395,000	Series A, AMBAC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/19 (b)	1,473,706
5,435,000	Series B, AMBAC-Insured, 5.000% due 6/1/28	5,529,460
	Unrefunded Balance, University of Arizona Project, Series A, AMBAC-Insured:
130,000	5.000% due 6/1/19	134,306
60,000	5.000% due 6/1/20	61,857
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,008,931

	Total Arizona	66,482,949

Arkansas — 0.2%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (b)	2,164,700
4,345,000	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,486,864

	Total Arkansas	6,651,564

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         5

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

California — 8.3%
$3,625,000	Amador Water Agency, CA, COP, Series A, MBIA-Insured, 5.000% due 6/1/36	$3,681,151
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,101,100
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,274,593
	California EFA Revenue:
1,910,000	Call 7/1/08 @ 101, Series A, 5.625% due 7/1/23 (b)	1,959,183
1,090,000	Series A, 5.625% due 7/1/23	1,090,883
4,000,000	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,237,360
	California Housing Finance Agency Revenue:
10,000,000	Home Mortgage, Series E, 4.700% due 8/1/24 (a)	9,333,100
4,000,000	Home Mortgage, Series M, 4.700% due 8/1/36 (a)	3,593,920
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,295,300
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,057,471
3,730,000	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,846,376
	California State, GO, Various Purpose:
4,000,000	5.000% due 9/1/35	4,010,880
27,500,000	5.000% due 6/1/37	27,561,050
1,810,000	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	1,892,753
16,260,000	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23	16,886,498
3,655,000	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,734,752
450,000	El Segundo, CA, GO, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	474,737
	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
20,295,000	Refunding, Enhanced Asset Backed, Series A, FGIC-Insured, 5.000% due 6/1/38	20,513,983
24,000,000	Series 2003-A-1, Call 6/1/13 @ 100, 6.750% due 6/1/39 (b)	27,577,920
3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,128,190
9,925,000	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/33 (b)	10,405,866
	Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	5.000% due 7/1/23	1,541,040
3,920,000	5.000% due 7/1/25	4,015,138
7,850,000	5.000% due 7/1/26	8,028,431

See Notes to Financial Statements.

6         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

California — 8.3% (continued)
$3,500,000	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	$3,599,470
	Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	5.000% due 7/1/20	1,579,316
2,210,000	5.000% due 7/1/21	2,268,543
1,680,000	5.000% due 7/1/22	1,720,505
10,785,000	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,010,083
	Orange County, CA:
1,000,000	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (c)	1,019,870
1,000,000	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (c)	1,041,070
	Pomona, CA:
3,000,000	Public Financing Authority Revenue, Water Facilities Project, Series AY, AMBAC-Insured, 5.000% due 5/1/32	3,059,700
3,000,000	Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,046,740
	Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,010,520
5,000,000	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,091,000
2,025,000	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (b)	2,150,165
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26	17,095,043
	COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	5.250% due 10/1/20	3,097,350
5,000,000	5.250% due 10/1/26	5,154,250
	University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	5.000% due 5/15/23	4,103,280
3,750,000	5.000% due 5/15/24	3,841,125
4,000,000	5.000% due 5/15/25	4,101,240
6,000,000	5.000% due 5/15/26	6,127,680

	Total California	254,358,625

Colorado — 3.2%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (b)	1,126,910
	Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
5,810,000	5.300% due 3/1/19 (b)	6,107,763
3,245,000	5.500% due 3/1/21 (b)	3,432,334
2,435,000	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	2,601,627
	Colorado Health Facilities Authority Revenue:
5,000,000	Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (d)	5,023,300

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         7

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Colorado — 3.2% (continued)
$1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20	$1,068,520
500,000	Poudre Valley Health Care, Series F, 5.000% due 3/1/25	473,950
10,000,000	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (d)	10,049,900
12,500,000	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (c)	13,014,000
6,865,000	Colorado State Board of Governors, University Enterprise System Revenue, Series A, FGIC-Insured, 5.000% due 3/1/37	6,952,941
2,180,000	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,318,277
	Denver, CO, City & County:
17,730,000	Airport Revenue, Series A, 14.000% due 11/15/08 (a)	18,906,918
	COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	5.750% due 12/1/17 (b)	7,124,377
7,420,000	5.500% due 12/1/21 (b)	7,887,237
4,000,000	5.500% due 12/1/25 (b)	4,251,880
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,068,320
	Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
525,000	6.500% due 6/15/10 (c)	564,002
475,000	6.500% due 6/15/10	508,991
10,000,000	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,453,100
500,000	Pueblo County, CO, School District No. 60, GO, FGIC-Insured, 5.250% due 12/15/20	524,830
1,000,000	University of Colorado Hospital Authority Revenue, Series A, Call 11/15/11 @ 100, 5.600% due 11/15/21 (b)	1,066,330

	Total Colorado	97,525,507

Connecticut — 1.8%
2,010,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,010,201
15,000,000	Connecticut State, HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	15,232,200
	Mashantucket Western Pequot Tribe Connecticut Special Revenue, Series B:
1,000,000	5.550% due 9/1/08 (e)	1,010,140
2,000,000	5.700% due 9/1/12 (e)	2,035,640
6,500,000	5.750% due 9/1/18 (e)	6,555,705
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured, Call 8/1/10 @ 101, 5.375% due 8/1/30 (b)	8,373,420
	University of Connecticut, GO, Series A, Call 4/1/12 @ 100:
3,905,000	5.000% due 4/1/20 (b)	4,126,726
4,500,000	5.000% due 4/1/21 (b)	4,755,510

See Notes to Financial Statements.

8         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Connecticut — 1.8% (continued)
	Waterbury, CT, GO, Series A, FSA-Insured, Call 4/1/12 @ 100:
$3,435,000	5.000% due 4/1/18 (b)	$3,630,039
1,925,000	5.000% due 4/1/19 (b)	2,034,302
2,500,000	5.000% due 4/1/20 (b)	2,641,950
2,000,000	5.000% due 4/1/21 (b)	2,113,560

	Total Connecticut	54,519,393

District of Columbia — 0.1%
	District of Columbia:
740,000	Unrefunded Balance, Series A, MBIA-Insured, 5.000% due 6/1/15	752,587
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16	3,071,490

	Total District of Columbia	3,824,077

Florida — 8.8%
2,610,000	Bonita Springs, FL, Vasari Capital Improvement, Series A, 6.950% due 5/1/32	2,737,290
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	4,611,275
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	953,886
2,000,000	Broward County, FL, Waste & Sewer Utilities, Series A, 5.000% due 10/1/30	2,034,480
255,000	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, Series A, 8.125% due 11/1/08 (c)	261,707
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (b)	6,839,100
	Capital Region Community Development District, Capital Improvement:
950,000	Series A, 6.700% due 5/1/32	995,286
920,000	Series A-02, 6.850% due 5/1/31	960,324
4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (b)	4,770,160
3,780,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,904,967
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, Call 7/1/10 @ 101, 5.750% due 7/1/22 (b)	2,129,060
320,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, Series A, 6.500% due 10/1/25	320,330
	Collier County, FL:
945,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	1,058,353
90,000	Water-Sewer, Refunding, Water Revenue, AMBAC-Insured, 8.875% due 5/1/12 (c)	101,181
2,530,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,550,291
430,000	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08 (c)	438,669

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         9

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 8.8% (continued)
	Escambia County, FL:
$230,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC-Insured, 5.950% due 7/1/20	$243,777
	Utilities Systems Revenue:
275,000	MBIA-Insured, 9.750% due 6/1/12 (c)	316,852
3,000,000	Series B, FGIC-Insured, 6.250% due 1/1/15	3,381,870
1,000,000	Florida HFA, Vineyards Project, Series H, 6.500% due 11/1/25	1,003,060
	Florida Housing Finance Corporate Revenue:
1,500,000	Augustine Club Apartment, Series D-01, MBIA-Insured, Call 10/1/10 @ 102, 5.750% due 10/1/30 (b)	1,612,560
7,500,000	Series G, 4.700% due 7/1/37 (a)	6,894,825
	Florida Municipal Loan Council Revenue, Series C, MBIA-Insured:
1,625,000	5.250% due 11/1/18	1,725,701
1,805,000	5.250% due 11/1/20	1,906,495
1,050,000	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,317,792
	Florida State Board of Education:
	Capital Outlay, GO, Public Education:
15,965,000	Series A, Call 6/1/10 @ 101, 5.250% due 6/1/24 (b)	16,764,527
3,000,000	Series B, FGIC-Insured, 5.000% due 6/1/19	3,119,520
3,220,000	Series D, 5.250% due 6/1/19	3,404,377
1,000,000	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, Series A, AMBAC-Insured, 5.000% due 9/1/21	1,042,640
175,000	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC-Insured, 10.375% due 10/1/13 (c)	208,996
1,860,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	2,120,902
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems, Series D:
1,750,000	Call 11/15/12 @ 100, 6.000% due 11/15/25 (b)	1,926,365
2,750,000	Call 11/15/13 @ 100, 5.875% due 11/15/29 (b)	3,041,362
3,000,000	Adventist Sunbelt-Inc., Series A, Call 11/15/11 @ 101, 6.000% due 11/15/31 (b)	3,276,660
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	6,271,020
1,750,000	Utility, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (c)	1,947,942
	Indian River County, FL, School Board COP, MBIA-Insured:
4,225,000	5.000% due 7/1/19	4,393,831
4,380,000	5.000% due 7/1/20	4,534,483
2,000,000	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, MBIA-Insured, 5.250% due 10/1/21	2,110,360
230,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC-Insured, 9.750% due 10/1/13 (c)	269,521
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,227,806

See Notes to Financial Statements.

10         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 8.8% (continued)
	Lee County, FL:
$35,000	Capital Bonds, MBIA-Insured, 7.400% due 10/1/09 (c)	$36,247
1,420,000	HFA, Brittany Phase II Project, Series A, 6.100% due 12/1/32 (a)(d)	1,465,213
1,600,000	Justice Center, Improvement Revenue Bonds, Series A, MBIA-Insured, 11.125% due 1/1/11 (c)	1,804,976
	Southwest Florida Regional Airport Revenue, MBIA-Insured:
815,000	8.625% due 10/1/09 (c)	854,707
495,000	9.625% due 10/1/09 (c)	524,641
40,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, Series B, 7.300% due 1/1/28 (a)	40,347
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	Series A, 7.875% due 12/15/25 (a)	15,046,650
6,010,000	Series B, 8.050% due 12/15/25 (a)	6,029,472
20,000	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08 (c)	20,440
2,375,000	Mediterra North Community Development District, Series A, 6.800% due 5/1/31	2,475,225
	Miami-Dade County, FL:
250,000	Aviation Revenue, Miami International Airport, Series A, FGIC-Insured, 5.550% due 10/1/13 (a)	263,302
275,000	HFA, Home Ownership Mortgage, Series A-01, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	276,862
2,250,000	Stormwater, MBIA-Insured, 5.000% due 4/1/28	2,285,347
770,000	North Springs Improvement District, Refunding, Water & Sewer, Series A, MBIA-Insured, 7.000% due 10/1/09	820,050
1,000,000	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, Series A, 6.875% due 2/1/20	1,002,960
	Orange County, FL:
	Health Facilities Authority Revenue:
	Southern Adventist Hospital, Adventist Health Systems:
2,025,000	8.750% due 10/1/09 (c)	2,126,412
3,000,000	Call 11/15/10 @ 101, 6.500% due 11/15/30 (b)	3,271,680
980,000	Unrefunded Balance, Hospital Healthcare, Series E, 6.000% due 10/1/26	1,018,465
	School Board, COP:
25,250,000	AMBAC-Insured, 5.500% due 8/1/25	26,348,627
18,500,000	Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (b)	19,215,580
	Tourist Development Tax Revenue:
2,000,000	Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,073,840
4,500,000	Senior Lien, AMBAC-Insured, Call 4/1/12 @ 100, 5.125% due 10/1/25 (b)	4,769,280
	Orlando, FL:
935,000	Urban Community Development, Capital Improvement, Series A, 6.950% due 5/1/33	983,751
	Utilities Commission, Water & Electric Revenue:
2,740,000	Refunding, 5.000% due 10/1/23	2,805,157

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         11

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 8.8% (continued)
$90,000	Series C, 5.250% due 10/1/21	$94,064
26,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, Series A, FSA-Insured, 7.750% due 7/1/10	26,038
2,105,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	2,478,701
2,100,000	Palm Coast, FL, Utilities Systems Revenue, MBIA-Insured, 5.000% due 10/1/27	2,141,769
2,385,000	Panther Trace, FL, Community Development, Special Assessment, Series A, Call 5/1/12 @ 101, 7.250% due 5/1/33 (b)	2,708,978
500,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, Series A, 5.700% due 8/1/19 (a)	510,965
4,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (b)	4,338,640
	Polk County, FL:
1,000,000	Transportation Improvement Revenue, FSA-Insured, Call 12/1/10 @ 101, 5.250% due 12/1/22 (b)	1,056,980
2,025,000	Utilities Systems Revenue, FGIC-Insured, 5.000% due 10/1/24	2,076,050
2,220,000	Port St. Lucie, FL, South Lennard Special Assessment, Series A, 7.125% due 9/1/21	2,258,495
960,000	Renaissance Community Development District, Florida Capital Improvement Revenue, Series A, 7.000% due 5/1/33	1,021,738
5,955,000	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	6,453,791
1,440,000	Rivercrest Community Development District, Call 5/1/11 @ 101, 7.000% due 5/1/32 (b)	1,615,162
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,039,853
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, Series B, MBIA-Insured:
5,000,000	5.250% due 7/1/24	5,330,700
3,485,000	5.500% due 7/1/28	3,757,632
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,065,640
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,071,780
	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC-Insured:
3,000,000	5.200% due 10/1/22	3,203,040
2,000,000	5.000% due 10/1/28	2,047,800
30,000	Tallahassee, FL, Capital Bonds Revenue, Series 1981, AMBAC-Insured, 9.250% due 11/15/07 (c)	30,315
150,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (c)	161,924
	Tampa, FL:
1,105,000	Guaranteed Entitlement Revenue, MBIA-Insured, 9.750% due 10/1/08 (c)	1,140,614
1,000,000	Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,057,360

See Notes to Financial Statements.

12         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Florida — 8.8% (continued)
	Sports Authority Revenue, Guaranteed Parking Tampa Bay Arena Project, MBIA-Insured:
$500,000	6.050% due 10/1/20	$574,760
1,000,000	6.100% due 10/1/26	1,179,740
2,465,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,801,226
1,000,000	University of Central Florida, Athletics Association Inc., Series A, FGIC-Insured, 5.250% due 10/1/34	1,033,950
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,145,276
1,000,000	MBIA-Insured, 5.250% due 10/1/23	1,058,620
1,065,000	Waterchase Community Development District, Series A, Call 5/1/11 @ 101, 6.700% due 5/1/32 (b)	1,158,656
	West Orange Healthcare District, FL, Series A:
2,000,000	5.650% due 2/1/22	2,054,700
2,000,000	5.800% due 2/1/31	2,050,540
165,000	West Palm Beach, FL, IDR, 11.375% due 6/1/11 (c)	191,855
1,865,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC-Insured, Call 10/1/10 @ 100, 10.400% due 10/1/13 (b)	2,051,668

	Total Florida	272,277,854

Georgia — 2.1%
430,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	434,511
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,042,290
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	353,469
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,076,060
	Atlanta, GA:
1,000,000	Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26 (b)	1,049,740
	Water & Wastewater Revenue:
1,000,000	Series A, FGIC-Insured, 5.500% due 11/1/19	1,096,710
1,000,000	Series A, MBIA-Insured, 5.500% due 11/1/27	1,134,230
2,000,000	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	2,081,580
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,027,950
500,000	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (a)	505,370
1,000,000	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,033,330
95,000	Cobb County, GA, Kennestone Hospital Authority Revenue, 9.500% due 2/1/08 (c)	97,181

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         13

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Georgia — 2.1% (continued)
$1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26	$1,133,820
	Columbia County, GA, Water & Sewer Revenue:
1,000,000	FGIC-Insured, 5.500% due 6/1/25	1,035,070
65,000	MBIA-Insured, 9.750% due 12/1/08 (c)	66,737
580,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	617,143
1,000,000	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,025,030
2,000,000	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	1,017,360
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	1,054,960
1,000,000	Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (a)(b)	1,020,230
660,000	Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24 (b)	705,593
	Water & Sewer Revenue, FGIC-Insured:
290,000	6.375% due 1/1/14 (c)	316,918
10,000	6.375% due 1/1/14	10,924
	Georgia Municipal Electric Authority:
500,000	Power Revenue, Series EE, AMBAC-Insured, 7.250% due 1/1/24	659,100
1,500,000	Power System Revenue, Series X, 6.500% due 1/1/12	1,579,755
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Call 10/1/11 @ 102, 5.750% due 10/1/31 (b)	10,677,881
2,000,000	Series A, 5.250% due 10/1/20	2,021,800
	Georgia State:
1,000,000	GO, Series B, 5.750% due 8/1/17	1,141,050
7,000,000	HFA, Revenue, Single Family, Series C, Subseries C-2, 4.600% due 12/1/37 (a)	6,249,180
1,000,000	Habersham County, GA, GO, School District, MBIA-Insured, 5.000% due 4/1/22	1,045,340
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	528,115
1,000,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(d)	1,020,760
	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue:
250,000	Refunding, Series P, AMBAC-Insured, 6.250% due 7/1/20	286,072
1,520,000	Refunding, Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	1,609,938
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	577,650
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	551,690
1,500,000	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,573,665
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, Call 2/1/10 @ 101, 6.100% due 2/1/24 (b)	1,064,820

See Notes to Financial Statements.

14         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Georgia — 2.1% (continued)
	Private Colleges & Universities Authority Revenue:
$2,000,000	Emory University Project, Series A, Call 11/1/09 @ 101, 5.500% due 11/1/31 (b)	$2,092,720
2,000,000	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31	2,042,040
500,000	Mercer University Project, Call 10/1/11 @ 102, 5.750% due 10/1/21 (b)	545,625
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (a)	2,069,420
1,000,000	Rockdale County, GA, Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25 (b)	1,049,740
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	546,180
	Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102:
1,000,000	6.800% due 10/1/19 (b)	1,075,830
4,500,000	6.900% due 10/1/29 (b)	4,850,100
1,000,000	Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20	1,068,370
1,175,000	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21	1,252,726

	Total Georgia	66,115,773

Hawaii — 0.8%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,624,175
	Department of Budget & Finance:
960,000	Hawaiian Electric Co. Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,010,765
	Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	5.100% due 3/1/14 (c)	15,954,455
4,000,000	5.150% due 3/1/15 (c)	4,099,440

	Total Hawaii	23,688,835

Illinois — 3.4%
	Chicago, IL:
500,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	533,730
	O’Hare International Airport:
3,000,000	General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,207,570
1,250,000	Revenue, Refunding Bonds, Lien A-2, FSA-Insured, 5.750% due 1/1/19 (a)	1,341,450
	Single-Family Mortgage Revenue:
240,000	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	246,482
65,000	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	66,809
53,185,000	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (b)	56,671,277

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         15

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Illinois — 3.4% (continued)
$3,585,000	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (b)	$3,783,107
	Illinois Health Facilities Authority Revenue:
455,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	487,114
3,000,000	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (b)	3,184,680
1,500,000	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (b)	1,612,230
1,830,000	Illinois Housing Development Authority, MFH Revenue, Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,869,437
6,000,000	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22	6,233,820
	Illinois State:
2,750,000	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,794,550
	GO, First Series:
	FGIC-Insured:
1,500,000	6.100% due 1/1/20	1,573,170
4,000,000	5.125% due 2/1/22	4,122,920
10,000,000	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (b)	10,507,100
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,067,460
1,045,000	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,339,073
3,430,000	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (b)	3,635,594
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, Series B, FSA-Insured, 5.250% due 2/1/20	169,067

	Total Illinois	104,446,640

Indiana — 1.6%
1,550,000	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (c)	1,650,332
	Indiana Health Facilities Financing Authority, Hospital Revenue:
725,000	Series A, 6.375% due 8/1/31	746,888
2,275,000	Series A, Call 8/1/11 @ 101, 6.375% due 8/1/31 (b)	2,507,914
36,625,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	38,112,707
3,685,000	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (c)	4,097,315
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,059,840

	Total Indiana	49,174,996

See Notes to Financial Statements.

16         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Iowa — 0.2%
	Iowa Finance Authority Revenue:
$3,000,000	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	$3,176,070
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,135,030
55,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	55,996

	Total Iowa	6,367,096

Kansas — 0.5%
1,695,000	Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	1,744,019
	Junction City, KS, GO, Refunding and Improvement, Series DP, AMBAC-Insured:
1,380,000	5.000% due 9/1/19	1,461,213
1,325,000	5.000% due 9/1/20	1,394,165
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,697,802
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,050,800
100,000	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(d)	100,629
	Wyandotte County, Kansas City, KS:
555,000	School District No. 204, Bonner Springs, Unrefunded Balance, Series A, FSA-Insured, 5.600% due 9/1/20	580,574
5,635,000	Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	6,344,954

	Total Kansas	15,374,156

Kentucky — 0.9%
3,055,000	Kentucky Housing Corp. Housing Revenue, Series E, 4.700% due 7/1/22 (a)	2,921,558
	Kentucky Infrastructure Authority, Series A:
1,200,000	5.000% due 6/1/19	1,235,328
1,250,000	5.000% due 6/1/20	1,284,625
	Kentucky State Property & Buildings Commission Revenue:
1,835,000	Project No. 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (b)	1,928,805
5,175,000	Project No. 87, FGIC-Insured, 5.000% due 3/1/23	5,405,546
15,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	14,757,600

	Total Kentucky	27,533,462

Louisiana — 0.1%
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,077,500
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,034,180

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         17

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Louisiana — 0.1% (continued)
$1,500,000	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	$1,498,740

	Total Louisiana	3,610,420

Maine — 0.1%
3,385,000	University of Maine System Revenue, Series A, AMBAC-Insured, Call 9/1/10 @ 100, 5.500% due 3/1/30 (b)	3,516,067

Maryland — 1.2%
3,000,000	Maryland HEFA Revenue, University of Maryland Medical System, Series A, 5.000% due 7/1/36	2,863,320
	Maryland State:
2,300,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,432,020
	Health & Higher EFA Revenue:
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,087,550
2,000,000	University of Maryland Medical System, Series A, 5.000% due 7/1/31	1,934,960
	Transportation Authority:
4,470,000	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,597,127
2,710,000	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,800,107
	Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	5.550% due 11/1/22	2,776,176
12,980,000	5.650% due 11/1/33	13,233,889

	Total Maryland	35,725,149

Massachusetts — 3.7%
630,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)	664,619
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100, 5.500% due 7/1/30 (b)	3,388,630
	Massachusetts State:
	DFA Revenue:
20,000,000	Boston College, Series P, 5.000% due 7/1/38	20,137,600
1,000,000	May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,038,720
1,000,000	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,028,380
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,516,976
	GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	5.250% due 11/1/30 (b)	13,069,138
6,760,000	Refunded Balance, 5.250% due 11/1/30 (b)	7,217,922
	HEFA Revenue:
5,000,000	Berklee College of Music, Series A, 5.000% due 10/1/32	5,031,300
1,000,000	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,025,710
3,000,000	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,270,060
15,000,000	Harvard University, Series FF, 5.000% due 7/15/22	15,522,000

See Notes to Financial Statements.

18         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Massachusetts — 3.7% (continued)
$5,000,000	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	$5,100,150
3,000,000	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,090,870
	University of Massachusetts:
5,030,000	Lowell Campus, Series B, FGIC-Insured, Call 10/1/11 @ 100, 5.250% due 10/1/31 (b)	5,327,927
1,250,000	Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,301,687
9,000,000	Project, Series C, MBIA-Insured, Call 10/1/12 @ 100, 5.250% due 10/1/31 (b)	9,643,770
	Worcester Campus, Series B, FGIC-Insured:
1,055,000	5.125% due 10/1/20	1,092,347
765,000	5.125% due 10/1/21	790,918
885,000	5.125% due 10/1/22	913,311
660,000	5.125% due 10/1/23	680,123
5,000,000	Call 10/1/11 @ 100, 5.250% due 10/1/31 (b)	5,296,150
840,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	887,242
5,000,000	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (b)	5,271,000
245,000	Water Pollution Abatement Trust, Pool Program, Series 9, Unrefunded Balance, 5.250% due 8/1/28	256,885

	Total Massachusetts	113,563,435

Michigan — 4.4%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,096,120
3,000,000	Detroit, MI, Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (b)	3,165,780
4,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/30 (b)	4,196,960
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (b)	4,250,103
	Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	5.250% due 1/1/17	1,041,950
3,500,000	5.250% due 1/1/18	3,640,175
1,000,000	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,055,750
	Michigan State:
5,530,000	COP, COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (b)	5,792,564
	Hospital Finance Authority Revenue:
	Refunding:
	OSF Healthcare Systems, Call 11/15/09 @ 101:
5,355,000	6.125% due 11/15/19 (b)	5,676,514
2,500,000	6.250% due 11/15/24 (b)	2,656,625
10,000,000	Sparrow Hospital Obligated, 5.000% due 11/15/36	9,556,100
30,000,000	Trinity Health, Series C, 5.375% due 12/1/30	30,593,400

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         19

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Michigan — 4.4% (continued)
$32,400,000	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)	$32,811,480
	Midland, MI, GO, AMBAC-Insured:
1,000,000	5.150% due 5/1/18	1,022,320
1,030,000	5.200% due 5/1/19	1,057,130
1,340,000	5.250% due 5/1/21	1,374,934
3,555,000	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (b)	3,725,462
	Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	5.750% due 5/1/18 (b)	3,305,647
5,150,000	5.375% due 5/1/19 (b)	5,364,704
4,305,000	5.375% due 5/1/21 (b)	4,484,475
5,150,000	5.375% due 5/1/22 (b)	5,364,704
	Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
600,000	5.500% due 5/1/21 (b)	627,666
1,325,000	5.625% due 5/1/26 (b)	1,390,243

	Total Michigan	136,250,806

Minnesota — 2.2%
1,500,000	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, Call 10/1/12 @ 105, 6.625% due 4/20/43 (b)	1,737,000
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,556,875
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,065,010
1,000,000	6.200% due 2/20/43	1,057,050
	Elk River, MN, ISD No. 728, GO, Series A, MBIA-Insured:
9,500,000	5.375% due 2/1/20	9,970,250
4,250,000	5.500% due 2/1/21	4,477,205
	Hennepin County, MN, Lease Revenue, COP:
2,955,000	5.000% due 11/15/14	2,995,159
3,105,000	5.000% due 11/15/15	3,143,595
	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
2,500,000	Series A, FGIC-Insured, Call 1/1/11 @ 100, 5.250% due 1/1/25 (b)	2,622,350
	Subordinated Series C, FGIC-Insured, Call 1/1/11 @ 100:
8,000,000	5.250% due 1/1/26 (b)	8,391,520
7,750,000	5.250% due 1/1/32 (b)	8,129,285
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	2,942,913
470,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (c)	558,468

See Notes to Financial Statements.

20         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Minnesota — 2.2% (continued)
	Minnesota State, GO:
$7,400,000	5.250% due 8/1/18	$7,567,832
6,375,000	5.250% due 8/1/19	6,513,656
	Rochester, MN, Electric Utilities Revenue, Call 12/1/10 @ 100:
1,335,000	5.200% due 12/1/19 (b)	1,397,184
1,405,000	5.250% due 12/1/20 (b)	1,472,566

	Total Minnesota	66,597,918

Mississippi — 0.8%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,769,802
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	3,423,090
19,685,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	20,986,375
5,000	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050% due 9/1/07 (a)	5,000

	Total Mississippi	26,184,267

Missouri — 1.8%
	Jefferson City, MO, School District, GO, Refunding & Improvement, Direct Deposit Project, MBIA-Insured:
1,000,000	5.000% due 3/1/20	1,051,680
1,640,000	5.000% due 3/1/22	1,710,487
	Kansas City, MO, IDA, Revenue, AMBAC-Insured:
2,105,000	5.000% due 12/1/17	2,269,295
2,680,000	5.000% due 12/1/18	2,863,660
4,080,000	5.000% due 12/1/19	4,328,146
4,500,000	5.000% due 12/1/20	4,746,915
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,806,857
	Missouri State HEFA Revenue:
1,000,000	BJC Health System, Series A, 5.000% due 5/15/21	1,020,410
	Lake Regional Health System Project:
1,200,000	5.125% due 2/15/18	1,207,488
2,000,000	5.600% due 2/15/25	2,020,380
25,000	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	25,409
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
1,000,000	5.000% due 11/15/23	1,020,740
900,000	5.000% due 11/15/24	920,610
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,050,490
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,544,340

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         21

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Missouri — 1.8% (continued)
	St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100:
$6,420,000	5.125% due 7/1/22 (b)	$6,738,304
19,000,000	5.250% due 7/1/31 (b)	20,025,810

	Total Missouri	54,351,021

Montana — 1.1%
750,000	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC-Insured, 4.650% due 8/1/23	738,375
32,360,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	32,522,771
160,000	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (c)	166,501

	Total Montana	33,427,647

Nebraska — 0.9%
420,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	459,413
	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC-Insured:
9,970,000	5.000% due 1/1/23	10,284,154
13,015,000	5.000% due 1/1/26	13,335,820
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC-Insured, 5.000% due 2/1/20	2,848,942

	Total Nebraska	26,928,329

Nevada — 0.3%
	Henderson, NV,
	Health Care Facility Revenue, Catholic West, Series A, Call 7/1/10 @ 101:
370,000	6.750% due 7/1/20 (b)	399,852
2,630,000	6.750% due 7/1/20 (b)	2,860,204
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (b)	5,302,000

	Total Nevada	8,562,056

New Hampshire — 0.2%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	2,041,980
1,000,000	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,050,050
1,000,000	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (b)	1,122,540
370,000	Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	400,958
1,000,000	University Systems of New Hampshire, AMBAC-Insured, 5.375% due 7/1/20	1,064,790

	Total New Hampshire	5,680,318

New Jersey — 4.8%
1,500,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,547,265

See Notes to Financial Statements.

22         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

New Jersey — 4.8% (continued)
$870,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	$871,627
8,990,000	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (b)	9,530,029
	New Jersey Health Care Facilities Financing Authority Revenue:
870,000	Rahway Hospital Obligated Group, 5.000% due 7/1/08	870,844
2,280,000	Refunding & Improvement, Series A, FSA-Insured, 5.500% due 7/1/14	2,365,956
	Robert Wood Johnson University Hospital:
1,000,000	5.600% due 7/1/15	1,039,260
2,045,000	5.700% due 7/1/20	2,128,456
1,500,000	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,555,860
2,000,000	Trinitas Hospital Obligation Group, Call 7/1/10 @ 101, 7.400% due 7/1/20 (b)	2,211,060
	New Jersey State:
	EDA:
2,000,000	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,062,080
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,013,021
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(d)	11,462,376
	Transportation Trust Fund Authority, Transportation Systems,
	Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	6.000% due 12/15/19 (b)	2,182,800
18,310,000	5.000% due 12/15/21 (b)	19,265,050
	New Jersey, EDA:
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,041,190
10,000,000	Revenue, Refunding, Gloucester Marine Project, Series A, 6.625% due 1/1/37	10,252,300
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,232,692
	Tobacco Settlement Financing Corp.:
5,000,000	Call 6/1/13 @ 100, 6.750% due 6/1/39 (b)	5,745,400
39,305,000	NJ, Asset-Backed Bonds, 5.750% due 6/1/32 (b)	41,818,948

	Total New Jersey	149,196,214

New Mexico — 0.1%
1,830,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured, 5.000% due 6/15/24	1,886,254

New York — 5.7%
1,250,000	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,268,050
2,000,000	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,084,140
33,895,000	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.500% due 10/1/37	36,294,766
	Metropolitan Transportation Authority of New York:
	Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	Call 11/15/11 @ 100, 5.250% due 11/15/23 (b)	5,456,524
10,465,000	Call 4/1/10 @ 100, 5.875% due 4/1/25 (b)	11,047,273

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         23

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

New York — 5.7% (continued)
$7,500,000	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	$7,699,725
11,750,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (b)	12,372,280
	New York City, NY:
6,000,000	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (b)	6,357,780
5,000,000	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,098,550
	Municipal Water Finance Authority, Water & Sewer System Revenue:
	Series B:
5,000,000	Call 6/15/10 @ 101, 6.000% due 6/15/33 (b)	5,360,850
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,192,720
2,500,000	Series C, MBIA-Insured, 5.000% due 6/15/27	2,567,875
2,000,000	Series D, 5.000% due 6/15/38	2,026,860
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	3,793,580
2,000,000	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (b)	2,149,340
250,000	State University Dormitory Facilities, Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (b)	267,933
	Revenue:
7,000,000	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (b)	7,448,210
2,660,000	Department of Education, 5.000% due 7/1/24	2,724,665
3,700,000	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	3,790,946
5,705,000	NY & Presbyterian Hospitals, 5.250% due 8/15/25	5,902,564
1,070,000	Series B 7.500% due 5/15/11	1,160,215
10,000,000	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (b)	10,576,700
	New York State Thruway Authority:
2,000,000	Highway & Bridge Toll Revenue Fund, Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (b)	2,111,260
	Highway & Bridge, Transportation Fund,
	Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
2,305,000	5.400% due 4/1/17 (b)	2,427,603
6,595,000	5.500% due 4/1/19 (b)	6,961,880
5,950,000	5.600% due 4/1/20 (b)	6,295,457
3,000,000	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (b)	3,263,010
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	7.000% due 8/1/21	1,034,490
1,000,000	7.000% due 8/1/31	1,021,170

See Notes to Financial Statements.

24         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

New York — 5.7% (continued)
$1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	$1,263,487
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,829,814
1,000,000	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,032,130
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,668,208
	Triborough Bridge & Tunnel Authority:
975,000	Convention Center Project, Series E, 7.250% due 1/1/10	1,017,334
3,000,000	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)	3,350,070

	Total New York	175,917,459

North Carolina — 1.4%
	Charlotte, NC, Governmental Facilities Projects, COP, Series G:
3,500,000	5.250% due 6/1/23	3,625,860
3,000,000	5.000% due 6/1/24	3,065,790
3,000,000	Craven County, COP, MBIA-Insured, 5.000% due 6/1/23	3,095,520
1,145,000	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,227,131
6,295,000	Harnett County, COP, Series A, FSA-Insured, 5.000% due 12/1/27	6,436,386
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,750,507
1,310,000	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (b)	1,552,415
2,500,000	Series D, 6.700% due 1/1/19	2,645,175
5,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,267,250
14,500,000	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (b)	15,381,600

	Total North Carolina	44,047,634

North Dakota — 0.0%
1,000,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,008,730

Ohio — 7.0%
2,550,000	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (b)	2,697,977
	Canton, OH, City School District:
6,000,000	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (b)	6,333,960
5,500,000	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (b)	5,826,920
4,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/32	4,065,040
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	5.625% due 9/1/16	3,487,671
1,000,000	5.625% due 9/1/21	1,021,280

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         25

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Ohio — 7.0% (continued)
	Cleveland, OH:
$1,210,000	State University, Series A, FGIC-Insured, 5.000% due 6/1/19	$1,280,688
	Waterworks Revenue, First Mortgage, Series H, MBIA-Insured, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,120
15,000	5.700% due 1/1/14	15,060
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,177,870
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,018,200
5,935,000	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,033,343
	University Hospitals Health System Inc., AMBAC-Insured, Call 7/15/09 @ 101:
2,500,000	5.400% due 1/15/19 (b)	2,601,750
9,000,000	5.500% due 1/15/30 (b)	9,382,320
660,000	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	660,845
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,443,511
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,039,730
875,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	877,599
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	334,079
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (b)	5,768,982
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,578,051
2,925,000	Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,010,878
	Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:
640,000	5.250% due 12/1/18	664,429
730,000	5.250% due 12/1/19	756,521
2,570,000	5.250% due 12/1/32	2,648,385
	Call 12/1/10 @ 100:
2,880,000	5.250% due 12/1/19 (b)	3,018,499
10,080,000	5.250% due 12/1/32 (b)	10,564,747
2,000,000	Lakewood, OH, GO, AMBAC-Insured, Call 12/1/11 @ 100, 5.250% due 12/1/21 (b)	2,122,900
1,000,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,044,860

See Notes to Financial Statements.

26         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Ohio — 7.0% (continued)
	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
$10,000,000	5.375% due 11/15/23	$10,366,500
19,550,000	5.375% due 11/15/29	20,212,354
	Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	5.000% due 12/1/17	1,059,686
1,075,000	5.000% due 12/1/18	1,109,271
1,080,000	5.000% due 12/1/19	1,111,471
4,325,000	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, Call 12/1/11 @ 100, 5.125% due 12/1/30 (b)	4,569,709
2,890,000	New Albany Plain, OH, Local School District, Series 2006, FGIC-Insured, 5.000% due 12/1/25	2,962,019
	New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	5.125% due 10/1/21	2,792,610
5,500,000	5.200% due 10/1/24	5,698,660
1,630,000	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,705,469
	Ohio State:
17,750,000	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	17,995,482
	Higher Educational Facility Commission Revenue:
2,875,000	John Carroll University Project, Call 4/1/09 @ 102, 5.850% due 4/1/20 (b)	3,023,206
6,000,000	Oberlin College Project, 5.125% due 10/1/24	6,222,900
	University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101:
3,380,000	5.500% due 12/1/25 (b)	3,598,179
11,710,000	5.500% due 12/1/30 (b)	12,465,881
	Water Development Authority Revenue:
2,390,000	Fresh Water Improvement, Call 6/1/14 @ 100, 5.000% due 12/1/25 (b)	2,554,575
3,340,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	3,560,607
1,305,000	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,354,655
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, Call 10/1/10 @ 100, 6.500% due 10/1/30 (b)	8,004,801
	University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	5.000% due 6/1/20	2,059,320
2,500,000	5.000% due 6/1/21	2,568,750
6,310,000	Call 6/1/11 @ 101, 5.250% due 6/1/24 (b)	6,710,054
3,250,000	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, Call 12/1/10 @ 101, 5.750% due 12/1/24 (b)	3,484,390
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Call 12/1/11 @ 100, 5.125% due 12/1/24 (b)	2,113,160
3,000,000	State Aid Withholding, Call 12/1/11 @ 100, 5.125% due 12/1/21 (b)	3,169,740

	Total Ohio	215,969,664

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         27

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oklahoma — 0.4%
$1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	$1,541,040
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,145,780
2,100,000	5.000% due 3/1/19	2,141,286
2,000,000	5.000% due 3/1/20	2,036,000
3,960,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,330,537
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,001,470

	Total Oklahoma	13,196,113

Oregon — 2.0%
	Clackamas County, OR:
	Hospital Facilities Authority Revenue:
8,000,000	Legacy Health System, 5.250% due 5/1/21	8,208,480
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,116,920
6,665,000	School District No. 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (b)	6,971,723
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (b)	699,475
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	387,641
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,052,390
1,000,000	5.250% due 10/1/20	1,043,120
	Oregon State:
	Department of Administrative Services:
2,000,000	Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (b)	2,146,620
4,000,000	Series A, FGIC-Insured, 5.000% due 11/1/32	4,079,240
3,000,000	Department of Transportation, Highway User Tax Revenue, Series A, Call 11/15/12 @ 100, 5.125% due 11/15/26 (b)	3,201,630
3,700,000	Facilities Authority Revenue, Willamette University Project, Series A, 5.000% due 10/1/27	3,755,463
	GO:
1,000,000	Series 87B, 4.700% due 12/1/41 (a)	901,270
2,600,000	State Board of Higher Education, Series A, 5.000% due 8/1/36	2,658,006
	Veterans Welfare:
4,890,000	Series 82, 5.375% due 12/1/31	4,895,966
2,985,000	Series 87-A, 4.500% due 12/1/41	2,677,008
770,000	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	776,075
2,885,000	Portland, OR, Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (b)	3,012,632

See Notes to Financial Statements.

28         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oregon — 2.0% (continued)
$1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	$1,045,760
	Washington County, OR, GO, Call 6/1/11 @ 100:
4,330,000	5.000% due 6/1/21 (b)	4,521,559
6,490,000	5.125% due 6/1/23 (b)	6,805,155

	Total Oregon	60,956,133

Pennsylvania — 2.1%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,334,100
2,400,000	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	2,894,376
2,060,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (b)	2,267,813
	Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding, Call 2/15/12 @ 100:
1,040,000	5.000% due 2/15/18 (b)	1,095,359
1,270,000	5.100% due 2/15/19 (b)	1,342,758
1,350,000	5.125% due 2/15/20 (b)	1,428,718
1,535,000	5.125% due 2/15/21 (b)	1,624,506
1,680,000	5.200% due 2/15/23 (b)	1,783,068
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,024,150
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (b)	1,271,670
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,622,760
1,000,000	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	32,500
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,003,450
1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,660,100
	Pennsylvania State Higher EFA Revenue, Series A:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	1,029,355
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,048,150
6,000,000	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	6,192,480
	Philadelphia, PA:
5,365,000	Gas Works Revenue, 7th Series-1998, General Ordinance, AMBAC-Insured, 5.000% due 10/1/20	5,588,989
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,199,496
11,600,000	School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100, 5.750% due 2/1/30 (b)	12,365,368
12,915,000	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, Call 6/1/13 @ 100, 5.250% due 6/1/24 (b)	13,885,433

	Total Pennsylvania	65,694,599

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         29

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Puerto Rico — 0.5%
$785,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (c)	$836,841
	Puerto Rico Electric Power Authority:
2,000,000	Revenue, Series RR, 5.000% due 7/1/25	2,067,860
3,000,000	Series II, MBIA-Insured, Call 7/1/12 @ 101, 5.375% due 7/1/19 (b)	3,256,140
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,001,210
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (a)	199,320
7,500,000	Puerto Rico Sales Tax Financing, Corp. Sales Tax Revenue, Series A, 5.250% due 8/1/57	7,597,875

	Total Puerto Rico	14,959,246

Rhode Island — 0.5%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,348,513
3,900,000	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,023,123
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (b)	3,213,510
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,636,844

	Total Rhode Island	14,221,990

South Carolina — 6.7%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	359,804
	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
9,860,000	5.875% due 12/1/19 (b)	10,933,655
7,195,000	6.000% due 12/1/20 (b)	8,020,914
104,825,000	5.500% due 12/1/28 (b)(g)	114,385,040
3,500,000	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,510,080
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (c)	692,639
670,000	Unrefunded Balance, 6.750% due 1/1/20	817,045
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,043,300
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Subordinated Series B, MBIA-Insured, 5.250% due 4/1/26	2,543,557
	South Carolina Transportation Infrastructure Bank Revenue:
5,960,000	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	6,143,389

See Notes to Financial Statements.

30         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

South Carolina — 6.7% (continued)
	Series A, AMBAC-Insured, Call 10/1/11 @ 100:
$27,250,000	5.100% due 10/1/27 (b)	$28,710,872
27,500,000	5.125% due 10/1/31 (b)	28,999,850

	Total South Carolina	206,160,145

Tennessee — 5.0%
	Chattanooga, TN:
6,300,000	Electric Revenue, Call 9/1/10 @ 100, 5.375% due 9/1/25 (b)	6,594,147
18,000,000	IDB Lease, Rent Revenue, AMBAC-Insured, Call 10/1/10 @ 100, 5.625% due 10/1/30 (b)	19,018,440
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	2,013,380
9,780,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	10,026,554
4,275,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Refunding, University Health Systems Inc., 5.000% due 4/1/17	4,300,693
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	Series A, Call 11/1/12 @ 100, 5.125% due 11/1/22 (b)	7,376,646
5,665,000	Series B, Call 11/1/12 @ 100, 5.125% due 11/1/21 (b)	6,043,195
	Tennessee Energy Acquisition Corp., Gas Revenue:
	Series A:
25,000,000	5.250% due 9/1/21	25,674,000
4,700,000	5.250% due 9/1/26	4,750,807
	Series C:
7,000,000	5.000% due 2/1/22	6,978,300
28,500,000	5.000% due 2/1/27	27,841,365
14,000,000	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,334,040
	Tennessee State:
	GO, Series A, Call 3/1/10 @ 100:
3,810,000	5.250% due 3/1/17 (b)	3,948,265
4,000,000	5.250% due 3/1/18 (b)	4,145,160
7,300,000	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (b)	7,659,452
	Williamson County, TN, GO, Refunding:
1,500,000	5.000% due 3/1/18	1,551,840
1,895,000	Rural School, 5.000% due 3/1/18	1,960,491

	Total Tennessee	154,216,775

Texas — 5.0%
2,250,000	Austin, TX, Convention Enterprises Inc., Convention Center, First Tier, Series A, Call 1/1/11 @ 100, 6.700% due 1/1/32 (b)	2,453,895
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Call 7/1/12 @ 101, 6.300% due 7/1/32 (b)	1,673,415

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         31

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 5.0% (continued)
	Housing Finance Corp., MFH Revenue:
$1,450,000	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	$1,507,362
1,000,000	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	984,770
	Brazos River, TX, Harbor Navigation District:
5,000,000	BASF Corp. Project, 6.750% due 2/1/10	5,316,850
5,000,000	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)	5,358,100
2,600,000	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,597,816
4,970,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	4,883,920
	El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,083,460
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,453,789
	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,935,000	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,173,776
15,000	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	4,933
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,787,922
1,200,000	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,198,992
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	5,433,850
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16 (c)	2,509,123
2,000,000	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (c)	2,278,840
115,000	Keller, TX, ISD, GO, Unrefunded Balance, Refunding, PSF-GTD-Insured, 5.250% due 8/15/22	118,418
	Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	5.250% due 7/1/13	2,545,825
3,635,000	5.250% due 7/1/14	3,700,139
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,001,240
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,780,000	Call 11/15/07 @ 102, 6.700% due 11/15/23 (b)	1,824,553
2,000,000	Call 5/15/11 @ 102, 7.875% due 11/15/26 (b)	2,315,360
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	58,308
994,000	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,071,482
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,597,182

See Notes to Financial Statements.

32         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 5.0% (continued)
$3,080,000	Pasadena, TX, ISD, GO, School Building, PSFG-Insured, 4.750% due 2/15/23	$3,084,558
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
24,100,000	5.500% due 8/1/22	25,276,803
21,000,000	5.500% due 8/1/23	21,976,710
17,595,000	5.500% due 8/1/26	18,310,941
3,305,000	5.500% due 8/1/27	3,431,053
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (b)	2,745,275
5,000,000	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,194,050
	Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
1,350,000	Series A, MBIA-Insured, 5.500% due 11/1/17	1,379,660
1,000,000	Series B, FSA-Insured, 5.500% due 11/1/17	1,021,970
3,000,000	Series C, FSA-Insured, 5.500% due 11/1/17	3,065,910
	Victoria, TX, ISD, GO, School Building, PSF-GTD:
1,240,000	5.000% due 2/15/20	1,293,060
1,575,000	5.000% due 2/15/21	1,632,550
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,334
4,500,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, Series A-2, 6.000% due 9/1/10	4,507,245

	Total Texas	154,857,439

U.S. Virgin Islands — 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, Series A, ACA-Insured:
1,000,000	6.000% due 12/1/24	1,040,700
2,790,000	6.250% due 12/1/29	2,911,505
	Virgin Islands HFA:
170,000	Single-Family Mortgage Revenue, Series A, GNMA- Collateralized, 6.500% due 3/1/25 (a)	171,190
95,000	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (a)	95,146
	Virgin Islands PFA Revenue:
2,000,000	Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	2,037,800
1,000,000	Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,027,850
500,000	Subordinated Lien, Series E, 6.000% due 10/1/22	512,990

	Total U.S. Virgin Islands	7,797,181

Utah — 0.1%
850,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	1,052,980
895,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (c)	971,925

	Total Utah	2,024,905

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         33

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Vermont — 0.1%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project, Call 9/1/13 @ 100:
$2,650,000	5.500% due 9/1/28 (b)	$2,877,449
1,750,000	5.500% due 9/1/33 (b)	1,900,203

	Total Vermont	4,777,652

Virginia — 1.8%
	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
12,500,000	5.500% due 10/1/09	12,589,250
4,000,000	Series B, 5.875% due 6/1/17	4,216,800
	Fairfax County, VA:
200,000	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	202,880
1,000,000	Water Authority & Water Revenue, Call 4/1/14 @ 100, 5.000% due 4/1/27 (b)	1,067,390
15,000,000	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,113,250
500,000	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	517,165
1,460,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,494,573
21,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,657,380

	Total Virginia	56,858,688

Washington — 0.3%
2,635,000	Clark County, WA, School District No. 117 Camas, GO, FSA-Insured, 5.000% due 12/1/19	2,784,062
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	2,985,903
3,000,000	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,132,000
250,000	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	303,632

	Total Washington	9,205,597

West Virginia — 0.2%
865,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC- Insured, 9.250% due 11/1/11 (c)	959,614
4,190,000	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,186,480

	Total West Virginia	5,146,094

Wisconsin — 0.3%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,398,336

See Notes to Financial Statements.

34         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Wisconsin — 0.3% (continued)
	Wisconsin State HEFA Revenue:
$1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	$1,027,670
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,825,023
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,917,506
1,000,000	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,013,810

	Total Wisconsin	9,182,345

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,835,851,841)	2,957,531,657

SHORT-TERM INVESTMENTS — 2.9%
California — 0.2%
	California PCFA, PCR:
900,000	Pacific Gas & Electric, Series C, LOC-Bank One, 3.830%, 9/4/07 (h)	900,000
5,915,000	Refunding, ExxonMobil Project, 3.730%, 9/4/07 (h)	5,915,000
1,000,000	California State, GO, Series B, Subordinated Series B-6, LOC-KBC Bank, 3.830%, 9/4/07 (h)	1,000,000

	Total California	7,815,000

Colorado — 0.0%
100,000	Colorado Educational & Cultural Facilities Authority Revenue, JFMC Facilities Corp., LOC-Bank of America, 3.960%, 9/4/07 (h)	100,000
300,000	Colorado Springs, CO, Revenue, Colorado College Project, SPA- JPMorgan Chase, 4.050%, 9/4/07 (h)	300,000

	Total Colorado	400,000

Delaware — 0.0%
200,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 3.990%, 9/4/07 (h)	200,000

Illinois — 0.1%
2,000,000	Illinois Finance Authority, Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank, 3.930%, 9/6/07 (h)	2,000,000
1,000,000	Illinois Health Facilities Authority, University Chicago Hospitals, Series C, MBIA-Insured, LIQ-JPMorgan Chase, 4.000%, 9/4/07 (h)	1,000,000
500,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 3.960%, 9/4/07 (h)	500,000

	Total Illinois	3,500,000

Massachusetts — 0.0%
	Massachusetts State GO, Central Artery:
300,000	Series A, SPA-Landesbank Baden-Wuerttenburg, 3.930%, 9/4/07 (h)	300,000
800,000	Series B, SPA-State Street Bank & Trust Co., 3.930%, 9/4/07 (h)	800,000

	Total Massachusetts	1,100,000

Missouri — 0.1%
	Missouri State HEFA Revenue:
2,700,000	St. Louis University, Series A, MBIA-Insured, SPA-Bank of New York, 3.990%, 9/4/07 (h)	2,700,000

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         35

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Missouri — 0.1% (continued)
$800,000	Washington University, Series A, SPA-Dexia Credit Local, 3.960%, 9/4/07 (h)	$800,000

	Total Missouri	3,500,000

Nevada — 0.1%
1,600,000	Las Vegas Valley, NV, Water District, Water Improvement, Series B, SPA-Dexia Credit Local, 4.050%, 9/4/07 (h)	1,600,000

New Jersey — 0.1%
2,600,000	New Jersey State Turnpike Authority Revenue, Series C-2, FSA-Insured, SPA-Dexia Credit Local, 3.880%, 9/4/07 (h)	2,600,000

New York — 1.0%
	New York City, NY:
1,400,000	MFA Water & Sewer System Revenue, Second General Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.900%, 9/4/07 (h)	1,400,000
	Municipal Water Finance Authority:
11,900,000	Revenue, 2nd Gen Resolution, Series AA-2, SPA-Dexia Credit Local, 3.900%, 9/4/07 (h)	11,900,000
	Water & Sewer System Revenue:
7,975,000	Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 3.920%, 9/4/07 (h)	7,975,000
2,500,000	Series F-1, SPA-Dexia Credit Local, 3.920%, 9/4/07 (h)	2,500,000
800,000	Series B2, Sub-Series B5, MBIA-Insured, SPA-Bank of Nova Scotia, 3.940%, 9/4/07 (h)	800,000
	TFA:
5,300,000	Future Tax Secured, Series C, SPA-Bayerische Landesbank, 3.950%, 9/4/07 (h)	5,300,000
740,000	New York City Recovery Project Revenue, Series 1, Subordinated Series 1D, 3.930%, 9/4/07 (h)	740,000

	Total New York	30,615,000

Oregon — 0.1%
2,400,000	Oregon State GO, Series 73F, SPA-Bayerische Landesbank, 3.900%, 9/4/07 (h)	2,400,000

Pennsylvania — 0.4%
600,000	Geisinger Authority PA Health Systems, Geisinger Health System, SPA-Bank of America, 3.930%, 9/4/07 (h)	600,000
100,000	Pennsylvania State Higher EFA, Carnegie Mellon University, Series B, SPA-Morgan Guaranty Trust, 3.930%, 9/4/07 (h)	100,000
	Philadelphia, PA:
9,200,000	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A., 4.000%, 9/4/07 (h)	9,200,000
1,500,000	Hospitals and Higher EFA, Revenue, Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.930%, 9/4/07 (h)	1,500,000

	Total Pennsylvania	11,400,000

See Notes to Financial Statements.

36         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Face Amount	Security	Value

Texas — 0.7%
$1,775,000	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.960%, 9/4/07 (h)	$1,775,000
12,400,000	Gulf Coast Waste Disposal Authority, PCR, Refunding, Exxon Project, 3.880%, 9/4/07 (h)	12,400,000
	Harris County, TX:
	Health Facilities Development Corp. Revenue:
200,000	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.960%, 9/4/07 (h)	200,000
300,000	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.930%, 9/4/07 (h)	300,000
4,900,000	Industrial Development Corp., PCR, Exxon Project, 3.880%, 9/4/07 (h)	4,900,000
1,980,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JP Morgan Chase Bank, 3.990%, 9/4/07 (h)	1,980,000

	Total Texas	21,555,000

Utah — 0.1%
2,500,000	Utah Transit Authority, Sales Tax Revenue, Subordinated Series B, LOC-Fortis Bank SA/NV, 3.970%, 9/4/07 (h)	2,500,000
200,000	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA-Landesbank Hessen-Thuringen, 3.960%, 9/4/07 (h)	200,000

	Total Utah	2,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $89,385,000)	89,385,000

	TOTAL INVESTMENTS — 98.9% (Cost — $2,925,236,841#)	3,046,916,657
	Other Assets in Excess of Liabilities — 1.1%	32,936,931

	TOTAL NET ASSETS — 100.0%	$3,079,853,588

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is currently in default.

(g)	All or a portion of this security is segregated for extended settlements.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         37

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

See Notes to Financial Statements.

38         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (August 31, 2007) (unaudited) (continued)

Summary of Investments by Industry*

Pre-Refunded	34.8%
Utilities	10.5
Hospitals	8.5
Education	5.8
General Obligation	5.6
Miscellaneous	5.3
Transportation	4.1
Water & Sewer	3.7
Pollution Control	3.6
Industrial Development	3.0
Cogeneration Facilities	2.8
Escrowed to Maturity	2.7
Tobacco	2.2
Housing: Multi-Family	2.0
Housing: Single-Family	1.6
Public Facilities	1.2
Tax Allocation	0.8
Solid Waste	0.7
Life Care Systems	0.6
Finance	0.3
Government Facilities	0.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2007 and are subject to change.

Ratings Table† (August 31, 2007) (unaudited)

S&P/Moody’s‡
AAA/Aaa	51.2%
AA/Aa	22.0
A	7.9
BBB/Baa	8.4
BB/Ba	0.8
B/B	1.6
CCC/Caa	0.2
A-1/VMIG1	2.9
NR	5.0

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary.

See	pages 40 and 41 for definition of ratings.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         39

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

40         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         41

Statement of Assets and Liabilities (August 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $2,925,236,841)	$3,046,916,657
Cash	14,197
Interest receivable	40,730,682
Receivable for securities sold	31,006,318
Receivable for Fund shares sold	7,649,696
Prepaid expenses	14,479

Total Assets	3,126,332,029

LIABILITIES:
Payable for securities purchased	37,347,399
Distributions payable	4,366,928
Payable for Fund shares repurchased	2,654,156
Investment management fee payable	1,214,304
Distribution fees payable	563,746
Trustees’ fees payable	90,692
Deferred compensation payable	69,232
Accrued expenses	171,984

Total Liabilities	46,478,441

Total Net Assets	$3,079,853,588

NET ASSETS:
Par value (Note 6)	$1,994
Paid-in capital in excess of par value	3,149,789,493
Undistributed net investment income	1,666,640
Accumulated net realized loss on investments and futures contracts	(193,284,355)
Net unrealized appreciation on investments	121,679,816

Total Net Assets	$3,079,853,588

Shares Outstanding:
Class 1	2,666,394

Class A	168,545,646

Class B	11,132,012

Class C	15,296,513

Class I	1,796,312

Net Asset Value:
Class 1 (and redemption price)	$15.39

Class A (and redemption price)	$15.44

Class B *	$15.46

Class C *	$15.45

Class I (and redemption price)	$15.46

Maximum Public Offering Price Per Share:
Class 1 (based on maximum initial sales charge of 4.75%)	$16.16

Class A (based on maximum initial sales charge of 4.25%)	$16.13

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

42         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended August 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$81,309,114

EXPENSES:
Investment management fee (Note 2)	7,374,375
Distribution fees (Notes 2 and 4)	3,421,883
Transfer agent fees (Note 4)	352,966
Shareholder reports (Note 4)	218,076
Registration fees	111,985
Legal fees	97,105
Audit and tax	70,937
Interest expense (Note 1)	57,822
Trustees’ fees	35,782
Insurance	22,566
Custody fees	11,440
Miscellaneous expenses	10,363

Total Expenses	11,785,300
Less: Fee waivers and/or expense reimbursements (Note 2 and 4)	(311,381)

Net Expenses	11,473,919

Net Investment Income	69,835,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	4,379,943
Futures contracts	24,133,573

Net Realized Gain	28,513,516

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(74,200,603)
Futures contracts	(89,892)

Change in Net Unrealized Appreciation/Depreciation	(74,290,495)

Net Loss on Investments and Futures Contracts	(45,776,979)

Increase in Net Assets From Operations	$24,058,216

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         43

Statements of Changes in Net Assets

For the six months ended August 31, 2007 (unaudited) and the year ended February 28, 2007

	August 31	February 28
OPERATIONS:
Net investment income	$69,835,195	$108,290,575
Net realized gain	28,513,516	46,087,414
Change in net unrealized appreciation/depreciation	(74,290,495)	2,550,303

Increase in Net Assets From Operations	24,058,216	156,928,292

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(69,598,028)	(108,064,677)

Decrease in Net Assets From Distributions to Shareholders	(69,598,028)	(108,064,677)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	208,659,675	486,377,146
Reinvestment of distributions	39,708,850	60,502,453
Cost of shares repurchased	(275,564,068)	(659,467,963)
Net assets of shares issued in connection with merger (Note 7)	29,849,015	742,741,597

Increase in Net Assets From Fund Share Transactions	2,653,472	630,153,233

Increase (Decrease) in Net Assets	(42,886,340)	679,016,848
NET ASSETS:
Beginning of period	3,122,739,928	2,443,723,080

End of period*	$3,079,853,588	$3,122,739,928

* Includes undistributed net investment income of:	$1,666,640	$1,429,473

See Notes to Financial Statements.

44         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class 1 Shares(1)	2007(2)		2007†		2006†	2005†		2004(3)†	2003†
Net Asset Value, Beginning of Period	$15.62		$15.34		$15.52	$15.83		$15.42	$15.68

Income (Loss) From Operations:
Net investment income	0.36		0.69		0.67	0.69		0.71	0.71
Net realized and unrealized gain (loss)	(0.23)		0.28		(0.19)	(0.31)		0.40	(0.23)

Total Income From Operations	0.13		0.97		0.48	0.38		1.11	0.48

Less Distributions From:
Net investment income	(0.36)		(0.69)		(0.66)	(0.69)		(0.70)	(0.74)

Total Distributions	(0.36)		(0.69)		(0.66)	(0.69)		(0.70)	(0.74)

Net Asset Value, End of Period	$15.39		$15.62		$15.34	$15.52		$15.83	$15.42

Total Return(4)	0.84%		6.46%		3.17%	2.52	%(5)	7.38%	3.11%

Net Assets, End of Period (millions)	$41		$44		$47	$52		$57	$59

Ratios to Average Net Assets:
Gross expenses	0.62	%(6)	0.69	%(7)	0.74%	0.75%		0.71%	0.74%
Gross expenses, excluding interest expense	0.62	(6)	0.69	(7)	0.74	0.75		0.71	0.74
Net expense	0.57	(6)(8)(9)	0.68	(7)(8)	0.74 (8)	0.74	(8)	0.71	0.74
Net expenses, excluding interest expenses	0.57	(6)(8)(9)	0.68	(7)(8)	0.74 (8)	0.74	(8)	0.71	0.74
Net investment income	4.64	(6)	4.47		4.37	4.47		4.55	4.55

Portfolio Turnover Rate	17%		24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Effective July 27, 2007, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         45

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares(1)	2007(2)		2007†		2006†	2005†		2004(3)†	2003†
Net Asset Value, Beginning of Period	$15.67		$15.39		$15.57	$15.88		$15.47	$15.71

Income (Loss) From Operations:
Net investment income	0.35		0.69		0.68	0.70		0.72	0.72
Net realized and unrealized gain (loss)	(0.23)		0.28		(0.19)	(0.31)		0.40	(0.22)

Total Income From Operations	0.12		0.97		0.49	0.39		1.12	0.50

Less Distributions From:
Net investment income	(0.35)		(0.69)		(0.67)	(0.70)		(0.71)	(0.74)

Total Distributions	(0.35)		(0.69)		(0.67)	(0.70)		(0.71)	(0.74)

Net Asset Value, End of Period	$15.44		$15.67		$15.39	$15.57		$15.88	$15.47

Total Return(4)	0.80%		6.43%		3.22%	2.56	%(5)	7.40%	3.21%

Net Assets, End of Period (millions)	$2,603		$2,607		$1,904	$1,995		$2,011	$1,981

Ratios to Average Net Assets:
Gross expenses	0.68	%(6)	0.71	%(7)	0.71%	0.70%		0.68%	0.68%
Gross expense, excluding interest expense	0.68	(6)	0.71	(7)	0.71	0.70		0.68	0.68
Net expenses	0.66	(6)(8)(9)	0.70	(7)(8)(9)	0.71 (8)	0.69	(8)	0.68	0.68
Net expense, excluding interest expense	0.66	(6)(8)(9)	0.70	(7)(8)(9)	0.71 (8)	0.69	(8)	0.68	0.68
Net investment income	4.55	(6)	4.45		4.40	4.52		4.58	4.61

Portfolio Turnover Rate	17%		24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.49%.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69%.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

46         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares(1)	2007(2)		2007†		2006†	2005†		2004(3)†	2003†
Net Asset Value, Beginning of Period	$15.69		$15.41		$15.58	$15.89		$15.48	$15.72

Income (Loss) From Operations:
Net investment income	0.32		0.61		0.60	0.62		0.63	0.64
Net realized and unrealized gain (loss)	(0.24)		0.28		(0.18)	(0.31)		0.41	(0.23)

Total Income From Operations	0.08		0.89		0.42	0.31		1.04	0.41

Less Distributions From:
Net investment income	(0.31)		(0.61)		(0.59)	(0.62)		(0.63)	(0.65)

Total Distributions	(0.31)		(0.61)		(0.59)	(0.62)		(0.63)	(0.65)

Net Asset Value, End of Period	$15.46		$15.69		$15.41	$15.58		$15.89	$15.48

Total Return(4)	0.54%		5.88%		2.74%	2.01	%(5)	6.83%	2.66%

Net Assets, End of Period (millions)	$172		$206		$234	$339		$479	$592

Ratios to Average Net Assets:
Gross expenses	1.22	%(6)	1.23	%(7)	1.23%	1.22%		1.20%	1.19%
Gross expense, excluding interest expense	1.21	(6)	1.23	(7)	1.23	1.22		1.20	1.19
Net expenses	1.18	(6)(8)(9)	1.21	(7)(8)(9)	1.23 (8)	1.21	(8)	1.20	1.19
Net expense excluding interest expense	1.18	(6)(8)(9)	1.21	(7)(8)(9)	1.23 (8)	1.21	(8)	1.20	1.19
Net investment income	4.02	(6)	3.93		3.87	4.00		4.06	4.09

Portfolio Turnover Rate	17%		24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.95%.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 1.20%, respectively.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         47

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)	2007(2)		2007†		2006†	2005†		2004(3)†	2003†
Net Asset Value, Beginning of Period	$15.68		$15.40		$15.57	$15.88		$15.47	$15.71

Income (Loss) From Operations:
Net investment income	0.31		0.61		0.59	0.62		0.63	0.63
Net realized and unrealized gain (loss)	(0.23)		0.28		(0.18)	(0.32)		0.40	(0.22)

Total Income From Operations	0.08		0.89		0.41	0.30		1.03	0.41

Less Distributions From:
Net investment income	(0.31)		(0.61)		(0.58)	(0.61)		(0.62)	(0.65)

Total Distributions	(0.31)		(0.61)		(0.58)	(0.61)		(0.62)	(0.65)

Net Asset Value, End of Period	$15.45		$15.68		$15.40	$15.57		$15.88	$15.47

Total Return(4)	0.52%		5.87%		2.72%	1.97	%(5)	6.80%	2.62%

Net Assets, End of Period (millions)	$236		$241		$164	$182		$196	$189

Ratios to Average Net Assets:
Gross expenses	1.22	%(6)	1.24	%(7)	1.26%	1.25%		1.24%	1.24%
Gross expense, excluding interest expense	1.22	(6)	1.24	(7)	1.26	1.25		1.24	1.24
Net expenses	1.22	(6)	1.23	(7)(8)	1.26 (8)	1.24	(8)	1.24	1.24
Net expense, excluding interest expense	1.22	(6)	1.23	(7)(8)	1.26 (8)	1.24	(8)	1.24	1.24
Net investment income	3.99	(6)	3.92		3.85	3.97		4.02	4.05

Portfolio Turnover Rate	17%		24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

48         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares(1)	2007(2)		2007†		2006†	2005†		2004(3)†	2003†
Net Asset Value, Beginning of Period	$15.69		$15.41		$15.59	$15.90		$15.48	$15.73

Income (Loss) From Operations:
Net investment income	0.37		0.71		0.71	0.72		0.75	0.74
Net realized and unrealized gain (loss)	(0.23)		0.29		(0.19)	(0.30)		0.41	(0.23)

Total Income From Operations	0.14		1.00		0.52	0.42		1.16	0.51

Less Distributions From:
Net investment income	(0.37)		(0.72)		(0.70)	(0.73)		(0.74)	(0.76)

Total Distributions	(0.37)		(0.72)		(0.70)	(0.73)		(0.74)	(0.76)

Net Asset Value, End of Period	$15.46		$15.69		$15.41	$15.59		$15.90	$15.48

Total Return(4)	0.88%		6.61%		3.40%	2.74	%(5)	7.66%	3.32%

Net Assets, End of Period (millions)	$28		$25		$95	$21		$36	$36

Ratios to Average Net Assets:
Gross expenses	0.50	%(6)	0.53	%(7)	0.55%	0.51%		0.50%	0.50%
Gross expenses, excluding interest expenses	0.50	(6)	0.53	(7)	0.55	0.51		0.50	0.50
Net expenses	0.50	(6)(8)	0.52	(7)(9)	0.54 (9)	0.50	(9)	0.50	0.50
Net expenses, excluding interest expense	0.50	(6)(8)	0.52	(7)(9)	0.54 (9)	0.50	(9)	0.50	0.50
Net investment income	4.70	(6)	4.56		4.62	4.70		4.76	4.78

Portfolio Turnover Rate	17%		24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2007 (unaudited).

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51%.

(8)

Effective March 2, 2007, management has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

(9)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         49

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (formerly known as Legg Mason Partners Managed Municipals Fund, Inc.) (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland corporation, registered under the 1940 Act as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short-term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

50         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two tranches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two tranches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO tranch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

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Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Management has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% for Class A, 1.18% for Class B and 0.50% for Class I until July 1, 2008. In addition, management has agreed to voluntarily waive fees and/or reimburse operating expenses to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

During the six months ended August 31, 2007, LMPFA waived a portion of its investment management fee in the amount of $209,985.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.75% and 4.25% for Class 1 and Class A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2007, LMIS and its affiliates received sales charges of approximately $54,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$93,000	$66,000	$14,000

52         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2007, the Fund had accrued $69,232 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended August 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$523,032,142

Sales	577,119,489

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$137,457,719
Gross unrealized depreciation	(15,777,903)

Net unrealized appreciation	$121,679,816

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$21,539	$4,163
Class A	$1,966,860	265,164	186,260
Class B	613,152	49,092	15,029
Class C	841,871	16,888	12,623
Class I	—	283	1

Total	$3,421,883	$352,966	$218,076

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Notes to Financial Statements (unaudited) (continued)

CGM, PFS, and LMIS and its affiliates have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by CGM, PFS, and LMIS and its affiliates in performing its services under the distribution plan. For the six months ended August 31, 2007, $101,396 was reimbursed.

5.	Distributions to Shareholders by Class

	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Net Investment Income
Class 1	$979,594	$2,015,190
Class A	59,416,646	86,894,388
Class B	3,781,136	7,758,697
Class C	4,774,628	6,595,433
Class I	646,024	4,800,969

Total	$69,598,028	$108,064,677

6.	Shares of Beneficial Interest

At August 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2007		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Class 1
Shares sold	24,004	$371,943	83,403	$1,294,605
Shares issued on reinvestment	64,291	994,928	129,694	2,014,654
Shares repurchased	(206,166)	(3,190,587)	(475,098)	(7,372,098)

Net Decrease	(117,871)	$(1,823,716)	(262,001)	$(4,062,839)

Class A
Shares sold	11,887,907	$184,584,490	19,560,508	$304,861,809
Shares issued on reinvestment	2,164,178	33,594,012	3,184,784	49,634,837
Shares repurchased	(13,628,755)	(211,536,921)	(20,025,993)	(311,699,890)
Shares issued with merger	1,769,279	27,738,328	39,914,102	621,699,781

Net Increase	2,192,609	$34,379,909	42,633,401	$664,496,537

Class B
Shares sold	277,440	$4,311,349	573,424	$8,939,535
Shares issued on reinvestment	133,783	2,079,303	291,597	4,547,869
Shares repurchased	(2,518,282)	(39,183,699)	(6,201,593)	(96,655,763)
Shares issued with merger	83,634	1,312,629	3,304,736	51,530,430

Net Decrease	(2,023,425)	$(31,480,418)	(2,031,836)	$(31,637,929)

54         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended August 31, 2007		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Class C
Shares sold	990,704	$15,401,978	1,666,399	$26,003,697
Shares issued on reinvestment	182,408	2,832,766	256,394	3,998,589
Shares repurchased	(1,293,571)	(20,075,334)	(1,644,440)	(25,600,264)
Shares issued with merger	35,168	551,644	4,460,529	69,511,386

Net Increase (Decrease)	(85,291)	$(1,288,946)	4,738,882	$73,913,408

Class I
Shares sold	256,189	$3,989,915	9,360,042	$145,277,500
Shares issued on reinvestment	13,375	207,841	19,642	306,504
Shares repurchased	(102,033)	(1,577,527)	(13,956,083)	(218,139,948)
Shares issued with merger	15,698	246,414	—	—

Net Increase (Decrease)	183,229	$2,866,643	(4,576,399)	$(72,555,944)

7.	Transfer of Net Assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners National Tax Free Bond Fund, pursuant to a plan of reorganization approved by Legg Mason Partners National Tax Free Bond Fund shareholders. Total shares issued by the Fund and the total net assets of the Legg Mason Partners National Tax Free Bond Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Partners National Tax Free Bond Fund	1,903,779	$29,849,015	$3,123,686,025

The total net assets of the Legg Mason Partners National Tax Free Bond Fund before acquisition included unrealized appreciation of $472,650 and accumulated net realized loss of $3,431,292. Total net assets of the Fund immediately after the transfer were $3,153,535,040. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On February 2, 2007, the Fund acquired the assets and certain liabilities of the following funds pursuant to a plan of reorganization approved by the funds’ shareholders:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Funds
Legg Mason Partners Arizona Municipals Fund, Inc.	1,927,646	$30,029,562
Legg Mason Partners Florida Municipals Fund	12,300,122	191,611,540
Legg Mason Partners Georgia Municipals Fund	2,858,357	44,528,136
Legg Mason Partners National Municipals Fund	30,593,242	476,572,359

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         55

Notes to Financial Statements (unaudited) (continued)

8.	Capital Loss Carryforward

On February 28, 2007, the Fund had a net capital loss carryforward of $220,110,103 of which $2,308,600 expires in 2008, $1,382,551 expires in 2009, $63,723,922 expires in 2011, $27,207,752 expires in 2012, $92,318,280 expires in 2013 and $33,168,998 expires in 2014. These amounts will be available to offset any future taxable capital gains.

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to

56         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and

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Notes to Financial Statements (unaudited) (continued)

dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

11.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the Securities and Exchange Commission informed SBFM and SBAM, that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a)

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Notes to Financial Statements (unaudited) (continued)

and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the Securities and Exchange Commission relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, sub-

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Notes to Financial Statements (unaudited) (continued)

sequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

* * *

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million is disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required

60         Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At the time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities.

Legg Mason Partners Managed Municipals Fund 2007 Semi-Annual Report         61

Legg Mason Partners

Managed Municipals Fund

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management
Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Managed Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/07	SR07-429

Legg Mason Partners Managed Municipals Fund

The Fund is a separate investment series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. Principal Accountant Fees and Services

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	November 7, 2007